Portfolio of Investments May 31, 2026
Floating Rate Income
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.6%
4005804 COMMON STOCKS - 0.2% 4005804
CAPITAL GOODS - 0.0%
2,687 TNT Crane & Rigging, Inc $ 67
4,761 TNT Crane & Rigging, Inc 48
TOTAL CAPITAL GOODS 115
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
99 (a) Belk, Inc 792
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 792
CONSUMER SERVICES - 0.0%
17,726 Cengage Learning Holdings II, Inc 327,931
4,796 Crown Finance US, Inc 96,519
TOTAL CONSUMER SERVICES 424,450
ENERGY - 0.0%
2,246 Chord Energy Corp 296,180
TOTAL ENERGY 296,180
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
52,393 Onex Carestream Finance LP 13,098
TOTAL HEALTH CARE EQUIPMENT & SERVICES 13,098
MATERIALS - 0.1%
56,897 Kleopatra Finco Sarl 96,029
56,897 Kleopatra Finco Sarl 96,030
56,897 Kleopatra Finco Sarl 96,030
56,897 Kleopatra Finco Sarl 96,030
56,897 Kleopatra Finco Sarl 96,030
56,897 Kleopatra Finco Sarl 96,030
56,897 Kleopatra Finco Sarl, Class A 96,029
56,897 Kleopatra Finco Sarl, Class B 96,029
56,897 Kleopatra Finco Sarl, Class C 96,030
TOTAL MATERIALS 864,267
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
63,592 Bright Bidco BV 15,898
46,554 Bright Bidco BV 11,638
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 27,536
SOFTWARE & SERVICES - 0.0%
205 (a) Bloom Parent, Inc 204,614
TOTAL SOFTWARE & SERVICES 204,614
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
7,250 MLN US Holdco LLC 363
35,822 (a) Riverbed Technology LLC 358
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 721
TELECOMMUNICATION SERVICES - 0.1%
75,043 Altice France Lux 3 1,504,993
43,453 Uniti Group, Inc 487,543
TOTAL TELECOMMUNICATION SERVICES 1,992,536
TRANSPORTATION - 0.0%
1,018 ACBL HLDG CORP 30,540
4,313 ACBL HLDG CORP 150,955
TOTAL TRANSPORTATION 181,495
TOTAL COMMON STOCKS
(Cost $13,114,009) 4,005,804
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
201655326 CORPORATE BONDS - 9.8% 201655326
AUTOMOBILES & COMPONENTS - 0.1%
$ 2,695,000 (b) Clarios Global LP / Clarios US Finance Co 6 .750% 05/15/28 2,744,553
TOTAL AUTOMOBILES & COMPONENTS 2,744,553

Portfolio of Investments May 31, 2026
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 0.6%
$ 2,695,000 (b) Chart Industries Inc 7 .500% 01/01/30 $ 2,790,020
1,088,000 (b) TK Elevator US Newco Inc 5 .250 07/15/27 1,088,488
7,530,000 (b) TransDigm Inc 6 .875 12/15/30 7,762,075
TOTAL CAPITAL GOODS 11,640,583
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,275,000 (b) Allied Universal Holdco LLC 7 .875 02/15/31 2,378,513
1,990,000 (b) Allied Universal Holdco LLC/Allied Universal Finance Corp/
Atlas Luxco 4 Sarl
4 .625 06/01/28 1,961,467
3,000,000 (b) CoreLogic Inc 4 .500 05/01/28 2,946,116
1,000,000 (b) Madison IAQ LLC 4 .125 06/30/28 987,514
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,273,610
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
2,000,000 (b) Carvana Co 9 .000 06/01/30 2,074,304
1,000,000 (b) Wand NewCo 3 Inc 7 .625 01/30/32 1,034,329
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,108,633
CONSUMER SERVICES - 0.4%
2,560,000 (b) 1011778 BC ULC / New Red Finance Inc 3 .875 01/15/28 2,515,313
3,970,000 (b) 1011778 BC ULC / New Red Finance Inc 4 .000 10/15/30 3,762,277
1,275,000 (b) Caesars Entertainment Inc 7 .000 02/15/30 1,290,114
1,125,000 (b) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co
Inc
4 .625 01/15/29 1,096,908
TOTAL CONSUMER SERVICES 8,664,612
ENERGY - 0.0%
93,147 (b) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 97,811
859,000 (b) EG Global Finance PLC 12 .000 11/30/28 916,557
TOTAL ENERGY 1,014,368
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.3%
1,000,000 (b),(c) Office Properties Income Trust 9 .000 03/31/29 1,005,000
3,500,000 (b) RLJ Lodging Trust LP 3 .750 07/01/26 3,496,985
1,085,000 Service Properties Trust 8 .875 06/15/32 1,120,860
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 5,622,845
FOOD, BEVERAGE & TOBACCO - 0.1%
2,066,000 (b) Froneri Lux FinCo SARL 6 .000 08/01/32 2,014,615
1,000,000 (b) Primo Water Holdings Inc / Triton Water Holdings Inc 4 .375 04/30/29 982,208
TOTAL FOOD, BEVERAGE & TOBACCO 2,996,823
HEALTH CARE EQUIPMENT & SERVICES - 1.9%
6,960,000 (b) Medline Borrower LP 3 .875 04/01/29 6,773,486
1,831,000 (b) Medline Borrower LP 5 .250 10/01/29 1,827,862
4,545,000 (b) Radiology Partners Inc 8 .500 07/15/32 4,658,625
15,469,473 (b) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 9 .000 06/30/28 15,854,663
6,660,000 (b) Team Health Holdings Inc 8 .375 06/30/28 6,682,511
2,875,000 Tenet Healthcare Corp 4 .625 06/15/28 2,856,025
437,000 Tenet Healthcare Corp 6 .125 10/01/28 438,115
TOTAL HEALTH CARE EQUIPMENT & SERVICES 39,091,287
INSURANCE - 0.9%
9,060,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4 .250 10/15/27 8,955,612
3,695,000 (b) CRC Insurance Group LLC 7 .125 06/01/31 3,705,401
6,255,000 (b) HUB International Ltd 7 .250 06/15/30 6,420,439
TOTAL INSURANCE 19,081,452
MATERIALS - 0.5%
3,415,000 (b) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4 .000 09/01/29 3,239,129
1,990,000 (b) Arsenal AIC Parent LLC 8 .000 10/01/30 2,085,092
2,000,000 (b) Ashland Inc 3 .375 09/01/31 1,826,740
2,062,000 (b) Qnity Electronics Inc 5 .750 08/15/32 2,075,430
TOTAL MATERIALS 9,226,391
MEDIA & ENTERTAINMENT - 0.9%
686,408 (b) Advantage Sales & Marketing Inc 9 .000 11/15/30 570,577
2,009,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 5 .125 05/01/27 2,007,685
3,085,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 10 .000 02/15/31 3,227,820

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 896,392 (b) iHeartCommunications Inc 9 .125% 05/01/29 $ 868,876
4,970,000 (b) McGraw-Hill Education Inc 5 .750 08/01/28 4,941,080
2,000,000 (b) Neptune Bidco US Inc 9 .500 02/15/33 2,045,904
500,000 (b) Outfront Media Capital LLC / Outfront Media Capital Corp 5 .000 08/15/27 499,676
3,500,000 (b) Sinclair Television Group Inc 8 .125 02/15/33 3,596,250
TOTAL MEDIA & ENTERTAINMENT 17,757,868
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
4,602,000 (b) 1261229 BC Ltd 10 .000 04/15/32 4,711,607
1,000,000 (b) GENMAB A/S/GENMAB FINANCE LLC 6 .250 12/15/32 1,018,634
1,000,000 (b) Jazz Securities DAC 4 .375 01/15/29 981,628
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,711,869
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
2,280,000 (b) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 2,281,810
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,281,810
SOFTWARE & SERVICES - 0.2%
1,836,000 (b) Cloud Software Group Inc 8 .250 06/30/32 1,802,509
2,965,000 (b) Open Text Holdings Inc 4 .125 12/01/31 2,587,914
TOTAL SOFTWARE & SERVICES 4,390,423
TELECOMMUNICATION SERVICES - 2.3%
4,464,076 (b) Altice France Lux 3 / Altice Holdings 1 9 .500 11/01/29 4,538,331
3,539,663 (b) Altice France SA 6 .875 07/15/32 3,455,920
1,000,000 (b) Connect Holding II LLC 10 .500 04/03/31 1,018,252
1,504,000 EchoStar Corp, (cash 6.750%, PIK 6.750%) 6 .750 11/30/30 1,536,238
20,041,000 EchoStar Corp 10 .750 11/30/29 21,779,357
3,270,000 (b) Level 3 Financing Inc 8 .500 01/15/36 3,535,397
260,000 (b) Telesat Canada / Telesat LLC 5 .625 12/06/26 222,300
277 (a),(d) Uniti Group Inc 11 .000 N/A 302,436
7,735,695 (b) Zayo Group Holdings Inc, (cash 5.750%, PIK 0.500%) 9 .250 03/09/30 7,745,365
2,089,286 (b) Zayo Group Holdings Inc, (cash 7.125%, PIK 1.875%) 13 .750 09/09/30 2,076,353
TOTAL TELECOMMUNICATION SERVICES 46,209,949
TRANSPORTATION - 0.3%
3,287,000 (b) Air Canada 3 .875 08/15/26 3,278,716
1,000,000 (b) GB AIT Buyer Inc 8 .750 04/30/34 1,000,817
1,990,000 (b) United Airlines Inc 4 .625 04/15/29 1,962,798
TOTAL TRANSPORTATION 6,242,331
UTILITIES - 0.3%
2,602,000 PG&E Corp 5 .000 07/01/28 2,589,258
1,000,000 PG&E Corp 5 .250 07/01/30 989,382
1,102,000 (b) Talen Energy Supply LLC 6 .250 02/01/34 1,097,946
1,831,000 (b) Vistra Operations Co LLC 7 .750 10/15/31 1,919,333
TOTAL UTILITIES 6,595,919
TOTAL CORPORATE BONDS
(Cost $200,337,429) 201,655,326
SHARES DESCRIPTION VALUE
46644397 EXCHANGE-TRADED FUNDS - 2.3% 46644397
40,000 Nuveen AA-BBB CLO ETF 1,002,400
1,815,513 (e) State Street SPDR Bloomberg Short Term High Yield Bond ETF 45,641,997
TOTAL EXCHANGE-TRADED FUNDS
(Cost $46,933,906) 46,644,397
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1748375459 VARIABLE RATE SENIOR LOAN INTERESTS - 85.3% 1748375459
AUTOMOBILES & COMPONENTS - 1.3%
9,602,371 (f),(g) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6 .120 05/06/30 9,634,059
13,045,971 (g) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6 .098 01/28/32 13,080,217
4,810,550 (g) DexKo Global Inc., Term Loan B, (TSFR3M + 4.500%) 8 .163 10/09/31 4,706,064
TOTAL AUTOMOBILES & COMPONENTS 27,420,340

Portfolio of Investments May 31, 2026
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 10.2%
$ 358,294 (g) ACProducts, Inc., First Lien First Out Term Loan, (TSFR3M +
5.500%)
9 .150% 11/14/31 $ 366,506
5,048,597 (g) ACProducts, Inc., First Lien Second Out Term Loan, (TSFR3M +
5.500%)
9 .150 11/14/31 4,329,172
235,477 (f),(g),(h) Air Comm Corporation, LLC, Delayed Draw Term Loan 1 .000 12/11/31 236,728
4,818,343 (f),(g) Air Comm Corporation, LLC, Term Loan, (TSFR1M + TSFR3M +
2.750%)
6 .390 12/11/31 4,843,929
1,962,507 (f),(g) Albion Financing 3 SARL, Term Loan, (TSFR3M + 3.000%) 6 .632 05/21/31 1,972,319
2,500,000 (g) Allison Transmission, Inc., Incremental Term Loan B, (TSFR1M +
1.750%)
5 .381 01/03/33 2,506,775
2,349,250 (g) Amentum Holdings, Inc., Term Loan B, (TSFR1M + 1.750%) 5 .370 09/29/31 2,355,710
2,542,760 (g) American Trailer World Corp., Term Loan B, (TSFR1M +
3.750%)
7 .470 03/03/28 1,809,950
2,151,447 (f),(g) Artera Services, LLC, Term Loan, (TSFR1M + 4.500%) 8 .120 02/10/31 1,901,588
7,061,499 (g) Barnes Group Inc, Term Loan B, (TSFR1M + 2.500%) 6 .120 01/27/32 7,078,058
6,400,000 (g) BCPE Empire Holdings, Inc., 10th Amendment Term Loan,
(TSFR1M + 3.500%)
7 .120 12/29/32 6,380,032
2,897,664 (g) BCPE Empire Holdings, Inc., Term Loan B, (TSFR1M + 3.250%) 6 .870 12/26/30 2,884,625
4,771,670 (g) Bleriot US Bidco Inc., Term Loan B, (TSFR3M + 2.250%) 5 .950 10/17/30 4,789,588
2,459,999 (g) Brand Industrial Services Inc, Term Loan B, (TSFR3M + 4.500%) 8 .163 08/01/30 2,026,732
6,132,850 (g) Centuri Group, Inc, Refinance Term Loan B, (TSFR1M + 2.000%) 5 .648 07/09/32 6,158,915
10,923,652 (g) Chamberlain Group Inc, Term Loan B, (TSFR1M + 2.750%) 6 .370 09/08/32 10,950,415
5,262,740 (g) Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 6 .182 03/18/30 5,278,975
5,422,233 (g) Columbus McKinnon Corporation, Term Loan B, (TSFR3M +
3.500%)
7 .200 02/03/33 5,444,817
2,137,000 (g) CompoSecure Holdings LLC, Term Loan, (TSFR1M + 2.250%) 5 .875 01/14/33 2,134,329
5,005,368 (f),(g) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7 .485 05/17/28 4,186,640
999,057 (g) CP Atlas Buyer, Inc., Term Loan, (TSFR1M + 5.250%) 8 .870 07/08/30 874,484
4,092,150 (g) Dycom Investments Inc, Term Loan B, (TSFR3M + 1.750%) 5 .401 01/27/33 4,123,496
516,150 (g) EMRLD Borrower LP, Term Loan B, (TSFR3M + 2.250%) 5 .916 05/31/30 516,991
335,586 (g),(i) Filtration Group Corporation, Term Loan, (TBD) TBD TBD 336,460
516,150 (g) Gates Global LLC, Term Loan B5, (TSFR1M + 1.750%) 5 .370 06/04/31 517,551
3,013,996 (f),(g) Gibraltar Industries Inc, Term Loan B, (TSFR1M + 2.250%) 5 .890 02/02/33 3,015,880
2,075,000 (g) Green Infrastructure Partners Inc, Term Loan B, (TSFR3M +
2.750%)
6 .450 09/24/32 2,085,375
1,623,530 (f),(g),(h) Kaman Corporation, Delayed Draw Term Loan 1 .000 02/26/32 1,628,692
13,945,446 (f),(g) Kaman Corporation, Term Loan B, (TSFR3M + 2.250%) 5 .950 02/26/32 13,989,792
4,511,000 (g) LSF12 Helix Parent LLC, Term Loan B, (TSFR1M + 3.500%) 7 .120 02/10/33 4,490,700
2,882,031 (f),(g) Madison Safety & Flow LLC, First Lien Term Loan B, (TSFR1M +
2.500%)
6 .108 09/26/31 2,893,862
2,466,185 (g) MI Windows and Doors, LLC, Term Loan B2, (TSFR1M +
2.750%)
6 .370 03/28/31 2,419,562
767,000 (g) Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%) 8 .991 10/15/29 769,876
441,490 (f),(g),(h) Pinnacle Buyer LLC, Delayed Draw Term Loan 2 .500 10/01/32 444,004
2,290,006 (f),(g) Pinnacle Buyer LLC, Term Loan, (TSFR3M + 2.500%) 6 .182 10/01/32 2,303,047
516,150 (g),(i) Quikrete Holdings Inc, (TBD) TBD TBD 517,366
10,311,195 (g) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 5 .870 01/31/32 10,326,868
633,000 (g),(i) Quikrete Holdings, Inc., Term Loan B1, (TBD) TBD TBD 634,200
6,916,016 (g) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5 .620 04/30/32 6,917,711
3,583,372 (g) Resideo Funding Inc., Incremental Term Loan, (TSFR3M +
2.000%)
5 .674 08/13/32 3,592,330
8,832,000 (f),(g) Resilience Parent LLC, First Lien Term Loan, (TSFR6M + 2.500%) 6 .126 02/28/33 8,863,000
21,513,163 (f),(g) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 2.750%) 6 .377 04/30/30 21,718,184
3,250,000 (g) TK Elevator Midco GmbH, Term Loan B, (TSFR3M + 2.750%) 6 .442 04/30/30 3,278,941
4,546,336 (g) TransDigm, Inc., Term Loan, (TSFR1M + 2.500%) 6 .120 01/20/32 4,562,771
8,907,969 (g) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6 .120 02/28/31 8,940,929
516,150 (g) TransDigm, Inc., Term Loan K, (TSFR1M + 2.250%) 5 .870 03/22/30 517,889
9,679,293 (g) TransDigm, Inc., Term Loan M, (TSFR1M + 2.500%) 6 .120 08/19/32 9,713,993
3,409,000 (g) TransDigm, Inc., Term Loan N, (TSFR1M + 2.500%) 6 .120 02/10/33 3,421,000
4,900,000 (g) Victory Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6 .663 02/14/33 4,941,650
2,255,000 (g) VSE Corp, Term Loan B, (TSFR1M + 2.000%) 5 .646 05/05/33 2,264,866
TOTAL CAPITAL GOODS 208,257,273

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 6.8%
$ 14,956,505 (g) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 6 .870% 08/20/32 $ 15,028,446
6,620,449 (f),(g) Anticimex International AB, Term Loan, (SOFR90A + 2.900%) 6 .410 11/17/31 6,651,168
2,110,080 (g) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.000%) 7 .700 11/03/31 2,123,004
2,683,150 (g) CACI International, Inc., Incremental Term Loan B2, (TSFR1M +
1.750%)
5 .370 03/09/33 2,685,390
7,986,237 (g) CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%) 7 .235 06/02/28 7,926,341
5,038,345 (g) Creative Artists Agency, LLC , Repriced Term Loan B, (TSFR1M
+ 2.500%)
6 .120 10/01/31 5,060,388
11,497,000 (g) Dayforce, Inc., Term Loan, (TSFR3M + 3.000%) 6 .663 02/04/33 10,973,082
5,346,000 (g) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 6 .663 02/09/33 5,343,461
8,859,485 (g) Garda World Security Corporation, Term Loan B, (TSFR3M +
2.750%)
6 .419 02/01/29 8,877,204
7,801,023 (g) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6 .166 03/03/32 7,818,965
755,000 (g) Heritage Environmental Services, Inc., Term Loan B, (TSFR3M +
3.000%)
6 .677 03/21/33 759,719
254,680 (g) Medical Solutions Holdings, Inc., First Lien Term Loan, (TSFR3M
+ 3.500%)
7 .263 11/01/28 29,607
3,945,314 (g) OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.750%) 6 .433 12/31/32 3,970,228
2,360,085 (g) Openlane Inc, Term Loan B, (TSFR3M + 2.500%) 6 .148 10/08/32 2,374,836
5,725,064 (f),(g) PG Investment Company 59 S.a r.l., Repriced Term Loan B,
(TSFR3M + 2.250%)
5 .950 03/26/31 5,756,752
1,838,116 (g) Prime Security Services Borrower, LLC, First Lien Term Loan B,
(TSFR1M + 2.000%)
5 .648 10/15/30 1,838,005
1,691,457 (g) Prime Security Services Borrower, LLC, Incremental Term Loan
B, (TSFR1M + 1.750%)
5 .398 03/08/32 1,669,959
961,610 (g),(h) Pye-Barker Fire & Safety, LLC, Delayed Draw Term Loan, (N/A +
TSFR3M + 2.500%)
4 .332 12/16/32 964,879
6,951,540 (f),(g) Pye-Barker Fire & Safety, LLC, Term Loan, (TSFR3M + 2.500%) 6 .163 12/16/32 6,975,175
3,684,365 (g) Reverb Buyer, Inc., Steerco Term Loan, (TSFR3M + 3.500%) 7 .263 11/01/28 2,708,008
1,840,388 (f),(g) Reworld Holding Corp, First Lien Term Loan B, (TSFR1M +
2.250%)
5 .858 01/15/31 1,830,044
943,968 (g) Reworld Holding Corp, First Lien Term Loan C, (TSFR1M +
2.250%)
5 .853 01/15/31 943,774
516,150 (g),(i) Reworld Holding Corp, Term Loan B, (TBD) TBD TBD 516,666
5,809,032 (g) Reworld Holding Corp, Term Loan B1, (TSFR1M + 2.250%) 5 .853 01/15/31 5,807,841
1,073,433 (g) Signal Parent, Inc, Term Loan B, (TSFR3M + 3.500%) 7 .263 04/03/28 473,078
9,600,501 (f),(g) Spin Holdco Inc., First Lien Second Out Term Loan, (TSFR3M +
4.000%)
7 .928 09/04/30 7,109,171
2,474,056 (g) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 7 .913 04/12/27 414,108
517,400 (g) WIN Waste Innovations Holdings, Inc., First Lien Term Loan,
(TSFR1M + 3.250%)
6 .985 03/27/28 519,987
22,747,681 (f),(g) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
6 .485 03/27/28 22,837,079
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 139,986,365
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.1%
6,406,230 (g) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.000%) 5 .657 10/16/31 6,429,677
10,139,561 (g) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6 .163 11/08/32 10,181,437
548,611 (g) Dealer Tire Financial, LLC, Term Loan B4, (TSFR1M + 3.000%) 6 .620 07/02/31 544,839
6,448,459 (g) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.250%) 5 .899 06/09/31 6,462,259
4,383,654 (g) Les Schwab Tire Centers, Term Loan B, (TSFR3M + 2.500%) 6 .166 04/23/31 4,378,174
3,009,000 (g) Mister Car Wash Holdings, Inc., Incremental Term Loan B,
(TSFR3M + 3.000%)
6 .641 03/27/31 3,028,528
4,422,582 (g) Mister Car Wash Holdings, Inc., Term Loan B, (TSFR3M +
2.750%)
6 .391 03/27/31 4,439,167
1,626,923 (g) Park River Holdings Inc, Term Loan, (TSFR3M + 4.500%) 8 .192 03/17/31 1,624,027
1,559,093 (g) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 7 .584 08/18/32 1,557,635
1,095,078 (g) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .235 10/20/28 1,067,077
14,469,553 (g) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6 .120 01/30/31 14,455,228
2,500,000 (g) White Cap Buyer LLC, Incremental Term Loan B, (TSFR1M +
3.500%)
7 .120 02/10/33 2,481,413
7,166,286 (g) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 6 .870 10/29/29 7,132,139
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 63,781,600

Portfolio of Investments May 31, 2026
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL - 2.6%
$ 4,815,063 (g) ABG Intermediate Holdings 2 LLC, First Lien Term Loan B,
(TSFR1M + 2.250%)
5 .870% 12/21/28 $ 4,825,175
11,828,727 (g) AI Aqua Merger Sub, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.500%)
6 .156 07/31/28 11,854,869
5,655,270 (g) Beach Acquisition Bidco LLC, Term Loan B, (TSFR1M + 2.750%) 6 .382 09/13/32 5,695,564
6,545,124 (f),(g) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6 .235 05/30/28 6,582,856
1,284,943 (g) MajorDrive Holdings IV LLC, Term Loan B, (TSFR3M + 4.000%) 7 .961 06/01/28 1,231,496
30,939 (g) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
11 .314 06/29/28 29,160
2,564,097 (g) Somnigroup International Inc, Term Loan B, (SOFR30A +
2.250%)
5 .760 10/24/31 2,584,533
6,388,614 (g) Varsity Brands, Inc., First Lien Term Loan, (TSFR3M + 2.750%) 6 .450 08/26/31 6,402,605
8,404,000 (g) Weber-Stephen Products LLC, Term Loan B, (TSFR3M +
3.750%)
7 .442 10/01/32 8,107,759
5,289,225 (g) WH Borrower, LLC, Term Loan B, (TSFR3M + 4.500%) 8 .142 02/20/32 5,303,558
TOTAL CONSUMER DURABLES & APPAREL 52,617,575
CONSUMER SERVICES - 5.8%
548,542 (g) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M
+ 1.750%)
5 .370 09/23/30 550,256
7,137,865 (g) Alterra Mountain Company, Term Loan B8, (TSFR1M + 2.500%) 6 .120 05/31/30 7,170,593
10,632,481 (g) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6 .120 08/17/28 10,670,705
7,429,739 (f),(g) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5 .870 02/06/30 7,225,421
4,464,721 (g) Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%) 5 .870 02/06/31 4,327,989
5,247,927 (g) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6 .370 01/31/31 4,974,301
6,536,545 (g) Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.000%)
5 .632 05/24/30 6,558,998
1,516,150 (g) Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 1.750%) 5 .450 09/19/31 1,521,199
3,236,156 (g) DK Crown Holdings Inc., Term Loan B, (TSFR1M + 1.750%) 5 .388 03/04/32 3,245,670
4,094,981 (g) Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 3.500%)
7 .200 06/25/29 4,129,112
4,070,880 (g) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 6 .870 01/29/29 4,062,881
6,935,650 (g) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5 .450 11/29/30 6,895,180
7,548,339 (f),(g) Flutter Financing B.V., Term Loan B, (TSFR3M + 2.000%) 5 .700 06/04/32 7,525,921
5,367,891 (g) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029),
(TSFR3M + 2.250%)
5 .951 10/31/29 5,384,666
4,573,074 (g) Herschend Entertainment Company, LLC, Term Loan B,
(TSFR1M + 2.500%)
6 .120 05/27/32 4,591,961
3,942,367 (f),(g) Houghton Mifflin Harcourt Publishing Company, Term Loan,
(TSFR3M + 5.250%)
9 .013 04/09/29 3,214,448
6,277,653 (f),(g) IRB Holding Corp, Term Loan B, (TSFR1M + 2.500%) 6 .108 12/16/30 6,299,122
8,352,473 (g) Light and Wonder International, Inc., Term Loan B, (TSFR1M +
2.000%)
5 .579 04/16/29 8,383,795
516,150 (g),(i) Marriott Ownership Resorts Inc, (TBD) TBD TBD 517,360
4,316,858 (g) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .200 11/30/29 3,704,404
3,375,000 (g),(i) Pioneer Opco LLC, (TBD) TBD TBD 3,402,422
3,629,484 (g) Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 6 .674 04/04/29 3,584,805
3,420,808 (g) SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M
+ 2.000%)
5 .620 12/04/31 3,390,876
1,517,104 (g) Spin Holdco Inc., First Lien First Out Term Loan, (TSFR3M +
5.430%)
9 .096 09/04/30 1,560,720
548,601 (g) Station Casinos LLC, Term Loan B, (TSFR1M + 2.000%) 5 .620 03/14/31 551,053
5,472,348 (g) TKO Worldwide Holdings LLC, (TSFR3M + 2.000%) 5 .636 11/21/31 5,482,472
TOTAL CONSUMER SERVICES 118,926,330
ENERGY - 2.2%
4,923,000 (g) EG America LLC, Term Loan B, (TSFR3M + 3.250%) 6 .916 02/10/31 4,943,923
18,980,000 (g) Freeport LNG Investments, LLLP, Term Loan B, (TSFR3M +
3.250%)
6 .925 01/31/33 19,074,900
7,932,005 (f),(g) New Fortress Energy Inc, Incremental Term Loan B, (Prime +
4.500%)
11 .250 10/30/28 5,227,945
548,611 (g) Oryx Midstream Services Permian Basin LLC, Term Loan B,
(TSFR1M + 2.250%)
5 .858 10/05/28 550,227

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 5,550,490 (f),(g) TransMontaigne Operating Company L.P., Term Loan B,
(TSFR1M + 2.250%)
5 .870% 03/18/30 $ 5,576,522
2,565,000 (g),(i) Traverse Midstream Partners LLC, (TBD) TBD TBD 2,573,413
1,772,075 (g) Traverse Midstream Partners LLC, Term Loan, (TSFR3M +
2.500%)
6 .163 02/16/28 1,778,498
5,349,150 (g) Venture Global Calcasieu Pass, LLC, Term Loan B, (TSFR6M +
3.250%)
6 .937 04/11/33 5,373,676
TOTAL ENERGY 45,099,104
FINANCIAL SERVICES - 1.4%
5,341,572 (g) AAL Delaware Holdco, Inc., Term Loan, (TSFR1M + 2.750%) 6 .370 07/30/31 5,367,158
2,010,221 (g) Aragorn Parent Corporation, Repriced Term Loan B, (TSFR3M
+ 3.500%)
7 .163 12/15/28 2,021,529
7,508,930 (g) Colossus Acquireco LLC, Term Loan B, (SOFR90A + 1.750%) 5 .380 07/30/32 7,512,572
1,777,219 (a),(c),(g) Ditech Holding Corporation, Term Loan 0 .000 06/30/27 178
4,136,150 (g),(i) Jupiter Borrower Inc, (TBD) TBD TBD 4,157,699
6,111,694 (g) Kestra Advisor Services Holdings A, Inc., Term Loan B, (TSFR1M
+ 2.750%)
6 .370 03/24/31 6,105,979
3,044,000 (g) Orion US Finco Inc., First Lien Term Loan, (TSFR3M + 3.500%) 7 .169 10/12/32 3,052,249
TOTAL FINANCIAL SERVICES 28,217,364
FOOD, BEVERAGE & TOBACCO - 1.8%
3,862,317 (g) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 6 .735 12/08/28 3,880,431
945,291 (g) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 10.666%, PIK 7.000%)
10 .666 09/30/30 141,794
212,285 (g) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 10.666%, PIK 7.000%)
10 .666 09/30/30 95,528
2,204,817 (g) Fiesta Purchaser, Inc., Repriced Term Loan, (TSFR1M + 2.750%) 6 .370 02/12/31 2,168,294
8,787,975 (g) Froneri Lux Finco Sarl, Term Loan, (TSFR6M + 2.500%) 6 .127 09/30/32 8,743,464
2,428,000 (f),(g) Naked Juice LLC, FLFO Term Loan, (TSFR3M + 5.500%) 9 .200 01/24/29 2,461,774
7,593,951 (g) Pegasus BidCo BV, Repriced Term Loan B, (TSFR3M + 2.750%) 6 .401 07/12/29 7,631,161
10,386,150 (g) Primo Brands Corporation, Term Loan B, (TSFR3M + 2.750%) 6 .432 03/31/31 10,465,241
169,871 (g),(h) Sauer Brands Inc, Delayed Draw Term Loan 3 .000 02/19/32 170,615
1,787,696 (g) Savor Acquisition, Inc., Term Loan B, (TSFR3M + 3.000%) 6 .663 02/19/32 1,795,526
TOTAL FOOD, BEVERAGE & TOBACCO 37,553,828
HEALTH CARE EQUIPMENT & SERVICES - 7.3%
1,297,000 (g),(i) ADMI Corp, (TBD) TBD TBD 1,188,584
4,680,610 (f),(g) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 9 .370 12/23/27 4,389,827
9,091,458 (f),(g) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.250%) 5 .870 09/20/32 9,150,734
4,479,099 (g) Bausch & Lomb Corporation, Repriced Term Loan, (TSFR1M +
3.750%)
7 .370 01/15/31 4,503,733
516,150 (g) DaVita, Inc. , Term Loan B, (TSFR1M + 1.750%) 5 .370 05/09/31 519,779
12,339,981 (g) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 7 .800 10/01/27 12,148,711
7,593,594 (g) Global Medical Response, Inc., Term Loan B, (TSFR1M +
3.250%)
6 .848 10/01/32 7,637,030
9,298,740 (f),(g) LifePoint Health, Inc., First Lien Term Loan B, (TSFR3M +
3.750%)
7 .423 05/19/31 9,235,741
399,987 (g) LifePoint Health, Inc., Incremental Term Loan B1, (TSFR3M +
3.500%)
7 .177 05/19/31 396,625
4,080,218 (f),(g) Lumexa Imaging, Inc., Term Loan B, (TSFR3M + 3.000%) 6 .700 12/17/32 4,109,126
6,329,999 (f),(g) Medline Borrower LP, (TSFR1M + 1.750%) 5 .364 10/23/30 6,341,583
1,044,000 (g),(i) Midwest Physician Administrative Services LLC, (TBD) TBD TBD 989,900
3,302,000 (f),(g) National Mentor Holdings, Inc., First Lien Term Loan B,
(TSFR1M + 6.000%)
9 .620 12/12/30 3,329,737
2,270,000 (g) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M +
3.250%)
6 .950 08/06/32 2,278,717
6,527,484 (f),(g) Opal Bidco SAS, First Lien Term Loan B, (TSFR3M + 3.000%) 6 .700 04/23/32 6,540,310
5,013,433 (g) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .103 03/17/31 5,021,028
10,644,970 (g) Phoenix Guarantor Inc, (TSFR1M + 2.500%) 6 .114 02/21/31 10,681,589
3,195,322 (g) Radiology Partners Inc, Term Loan, (TSFR3M + 4.500%) 8 .200 06/30/32 3,192,653
4,429,150 (g),(i) Select Medical Corp, (TBD) TBD TBD 4,451,296
313,047 (g) Sound Inpatient Physicians, Tranche A Term Loan (First Out),
(TSFR3M + 3.250%), (cash 9.461%, PIK 1.000%)
5 .231 06/28/28 316,699

Portfolio of Investments May 31, 2026
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 5,250,931 (g) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 2.500%), (cash 7.461%, PIK 1.500%)
4 .481% 06/28/28 $ 5,212,862
5,322,108 (g) Star Parent Inc., Term Loan B, (TSFR3M + 4.000%) 7 .700 09/30/30 5,338,287
25,593,455 (f),(g) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6 .120 12/19/30 25,699,668
9,988,066 (g) Team Health Holdings, Inc., Repriced Term Loan B, (TSFR3M +
4.000%)
7 .663 06/30/28 10,040,803
2,790,241 (g) Upstream Newco, Inc., Term Loan, (TSFR3M + 4.250%), (cash
8.187%, PIK 1.500%)
8 .187 11/20/29 2,651,259
4,244,984 (g) Viant Medical Holdings, Inc., Term Loan B, (TSFR1M + 4.000%) 7 .620 10/29/31 3,956,686
303,385 (a),(c),(g) Vyaire Medical Inc, (TSFR3M + 4.750%) 0 .000 04/16/25 30
6,954 (a),(g) Vyaire Medical Inc 0 .000 06/14/27 1
TOTAL HEALTH CARE EQUIPMENT & SERVICES 149,322,998
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,442,467 (g) VC GB Holdings I Corp., First Lien Term Loan, (TSFR3M +
3.500%)
7 .461 05/16/28 1,445,042
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,445,042
INSURANCE - 6.4%
2,391,632 (g) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6 .620 11/06/30 2,276,535
7,477,472 (g) Alera Group, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .370 05/28/32 7,234,454
21,654,373 (g) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6 .120 09/19/31 21,602,511
7,552,909 (g) AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.000%) 5 .620 01/30/32 7,544,563
8,716,344 (g) Asurion LLC, Term Loan B13, (TSFR3M + 4.250%) 7 .913 09/19/30 8,728,591
6,822,102 (g) Asurion LLC, Term Loan B14, (TSFR3M + 3.750%) 7 .413 02/23/33 6,667,888
27,370,126 (g) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6 .120 06/16/31 27,054,275
550,000 (g) Evertec Group, LLC, Term Loan B, (TSFR1M + 2.250%) 5 .870 10/15/30 551,603
8,730,301 (g) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5 .922 06/20/30 8,759,591
14,888,504 (g) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .620 09/15/31 14,938,753
9,940,184 (g) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6 .120 07/31/31 9,943,563
8,286,855 (g) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
6 .450 05/06/31 8,227,480
5,472,886 (g) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 5 .950 09/27/30 5,478,961
1,325,121 (g) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 5 .950 11/23/29 1,327,135
TOTAL INSURANCE 130,335,903
MATERIALS - 4.2%
4,746,887 (f),(g) Arsenal AIC Parent LLC, Term Loan B, (TSFR1M + 2.750%) 6 .370 08/19/30 4,772,093
8,527,966 (g) Berlin Packaging LLC, Term Loan B7, (TSFR3M + 3.250%) 6 .941 06/09/31 8,489,761
3,474,000 (g),(i) Bond US Bidco 1 Inc, (TBD) TBD TBD 3,486,211
6,455,130 (g) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
6 .795 04/13/29 6,307,469
8,098,758 (g) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.250%)
6 .870 04/01/32 7,674,099
375,000 (g),(i) ECO Services Operations Corp, Term Loan B, (TBD) TBD TBD 377,383
3,699,146 (g) Fortis 333, Inc., Term Loan B, (TSFR1M + 3.500%) 7 .120 04/02/32 3,674,491
2,100,000 (g) Graham Packaging Company Inc., Term Loan B, (TSFR1M +
2.250%)
5 .870 01/26/33 2,105,355
620,000 (g) INEOS Quattro Holdings UK Ltd, Term Loan, (TSFR1M +
3.750%)
7 .470 03/14/30 554,125
1,666,000 (g) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M +
4.250%)
7 .870 10/07/31 1,493,153
5,384,691 (g) Ineos US Finance LLC, Term Loan B, (TSFR1M + 3.250%) 6 .870 02/19/30 5,127,814
3,221,646 (g) Ineos US Finance LLC, Term Loan B, (TSFR1M + 2.500%) 6 .220 11/09/28 3,206,987
6,198,791 (g) Nouryon Finance B.V., Term Loan B1, (TSFR6M + 3.250%) 6 .936 04/03/28 6,212,367
274,260 (g) Nouryon Finance B.V., Term Loan B2, (TSFR6M + 3.250%) 6 .937 04/03/28 274,818
5,729,000 (g) Proampac PG Borrower LLC, Term Loan B, (TSFR1M + TSFR3M
+ 4.000%)
7 .665 02/22/33 5,623,987
9,149,512 (f),(g) Qnity Electronics Inc, Term Loan B, (TSFR3M + 2.000%) 5 .666 11/01/32 9,199,057
2,722,763 (f),(g) SCIH Salt Holdings Inc., Repriced Term Loan B, (TSFR6M +
2.750%)
6 .350 01/31/29 2,733,368

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 3,303,250 (g) Solstice Advanced Materials Inc, Term Loan B, (TSFR3M +
1.750%)
5 .413% 10/29/32 $ 3,328,536
6,495,036 (g) SupplyOne, Inc, Term Loan B, (TSFR1M + 3.500%) 7 .120 04/21/31 6,511,956
3,333,145 (g) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6 .870 03/03/31 3,185,054
803,290 (g) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7 .120 09/30/31 807,106
TOTAL MATERIALS 85,145,190
MEDIA & ENTERTAINMENT - 6.2%
3,150,225 (g) Advantage Sales & Marketing, Inc., First Out Term Loan,
(TSFR3M + 6.000%)
9 .930 04/18/30 2,651,812
3,871,470 (g) Altice France S.A., Term Loan B11, (TSFR3M + 4.125%) 7 .798 04/28/28 3,884,362
1,387,417 (g) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 8 .736 10/31/28 1,393,057
5,735,791 (f),(g) Altice France S.A., Term Loan B13, (TSFR3M + 5.375%) 9 .048 05/14/29 5,765,072
9,891,977 (g) Altice France S.A., Term Loan B14, (TSFR3M + 6.875%) 10 .548 05/15/31 10,055,837
4,564,077 (g) Cengage Learning, Inc., Term Loan B, (TSFR1M + TSFR3M +
3.000%)
6 .623 03/24/31 4,504,881
3,527,631 (g) Century De Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6 .663 10/30/30 3,498,969
10,989,401 (g) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
7 .735 08/23/28 11,036,106
2,516,030 (g) CMG Media Corporation, Term Loan, (TSFR3M + 3.500%) 7 .300 06/18/29 2,281,951
11,523,811 (g) Crown Finance US, Inc., Term Loan B, (TSFR1M + 4.500%) 8 .145 12/02/31 11,559,823
1,906,597 (g) CSC Holdings, LLC, Term Loan B5, (Prime + 1.500%) 8 .250 04/15/27 1,474,038
938,150 (g),(i) DirecTV Financing, LLC, Term Loan, (TBD) TBD TBD 945,186
19,380,000 (g),(i) Discovery Global Holdings Inc, (TBD) TBD TBD 19,437,559
404,723 (g) E.W. Scripps Company (The), Term Loan B2, (TSFR1M +
5.750%)
9 .467 06/30/28 405,734
769,593 (g) E.W. Scripps Company (The), Term Loan B3, (TSFR1M +
3.350%)
7 .067 11/30/29 750,931
3,100,840 (g) iHeartCommunications, Inc., Term Loan, (TSFR1M + 5.775%) 9 .510 05/01/29 2,961,302
2,322,592 (g) McGraw-Hill Global Education Holdings, LLC, First Lien Term
Loan B, (TSFR1M + 2.750%)
6 .370 08/06/31 2,332,045
3,844,000 (g) NEP Group, Inc., Term Loan B, (TSFR1M + 4.500%) 8 .120 10/17/31 3,542,669
3,738,000 (g) Neptune Bidco US Inc, Term Loan B, (TSFR3M + 5.000%) 8 .769 02/03/33 3,702,657
5,753,456 (g) Nexstar Broadcasting, Inc., Term Loan B7, (TSFR1M + 2.750%) 6 .370 03/21/33 5,763,352
7,615,150 (g),(i) OAK-Eagle Acquireco Inc, (TBD) TBD TBD 7,648,771
5,830,916 (g) Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M +
3.000%)
6 .632 02/10/31 5,869,954
5,963,261 (g) Radiate Holdco, LLC, FLFO Term Loan, (TSFR1M + 2.500%),
(cash 7.235%, PIK 1.500%)
4 .367 09/25/29 5,411,659
2,786,218 (f),(g) Sinclair Television Group Inc., Term Loan B6, (TSFR1M +
3.300%)
7 .035 12/31/29 2,535,473
3,330,000 (g) Sunrise Financing Partnership, Term Loan AAA, (TSFR6M +
2.470%)
6 .099 02/17/32 3,328,552
5,169,593 (g) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
6 .931 12/11/28 4,745,247
TOTAL MEDIA & ENTERTAINMENT 127,486,999
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.9%
1,511,150 (g) Amneal Pharmaceuticals LLC, Term Loan, (TSFR1M + 3.000%) 6 .620 08/02/32 1,520,829
6,751,370 (g) Bausch Health Companies Inc., Term Loan B, (TSFR1M +
6.250%)
9 .870 10/08/30 6,533,807
7,386,150 (f),(g) BioMarin Pharmaceutical Inc, Term Loan B, (TSFR6M + 1.750%) 5 .428 04/27/33 7,404,615
2,039,054 (g) Dechra Pharmaceuticals Holdings Ltd, Term Loan B, (TSFR6M
+ 2.750%)
6 .387 01/27/32 2,048,698
5,176,650 (f),(g) Genmab AS, Term Loan B, (TSFR3M + 3.000%) 6 .700 12/13/32 5,195,079
1,572,150 (g) Grifols Worldwide Operations USA, Inc., Term Loan B, (TSFR6M
+ 2.500%)
6 .187 04/14/33 1,581,795
32,208,150 (g) Hologic Inc., Term Loan B, (TSFR3M + 2.250%) 5 .924 04/07/33 31,922,142
11,402,310 (f),(g) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
5 .870 05/05/28 11,461,488
9,043,948 (g) Organon & Co, Term Loan, (TSFR1M + 2.250%) 5 .870 05/19/31 9,059,277
22,073,594 (g) Parexel International Corporation, Repriced Term Loan B,
(TSFR1M + 2.500%)
6 .120 12/12/31 22,135,732

Portfolio of Investments May 31, 2026
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
$ 2,350,811 (g) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .620% 04/20/29 $ 2,351,305
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 101,214,767
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
8,424,511 (g) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M
+ 2.500%)
6 .120 01/31/30 8,453,997
2,183,830 (g) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B3,
(TSFR1M + 2.750%)
6 .370 01/31/30 2,201,116
391,003 (g) Learning Care Group (US) No. 2 Inc., Term Loan B, (TSFR3M +
4.000%)
7 .671 08/11/28 305,308
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 10,960,421
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
11,185,150 (g) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M +
2.750%)
6 .437 11/13/31 10,709,390
1,413,565 (g) MKS Instruments, Inc., Term Loan B, (TSFR1M + 1.750%) 5 .395 02/04/33 1,421,028
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 12,130,418
SOFTWARE & SERVICES - 8.3%
3,092,314 (g) Ahead DB Holdings, LLC, Term Loan B3, (TSFR3M + 2.500%) 6 .200 02/03/31 3,092,515
3,191,841 (g) Asurion LLC, Second Lien Term Loan B4, (TSFR3M + 5.250%) 9 .175 01/22/29 3,199,326
1,335,196 (g) Avalara, Inc, Term Loan, (TSFR3M + 2.750%) 6 .450 03/29/32 1,298,758
1,632,055 (g) Avaya, Inc., Exit Term Loan, (TSFR1M + 3.750%), (cash 11.120%,
PIK 7.500%)
5 .560 08/01/28 1,422,442
3,962,544 (g) BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 2.750%) 6 .370 11/25/31 3,940,611
12,899,184 (g) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6 .666 07/30/31 12,120,138
548,622 (g) Clearwater Analytics, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .584 04/21/32 548,794
5,987,768 (f),(g) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
6 .950 03/24/31 5,643,472
1,955,271 (g) Cloud Software Group, Inc., Term Loan B (2032), (TSFR3M +
3.250%)
6 .950 08/13/32 1,835,237
8,660,000 (g),(h) Coreweave Financing DDTL V LLC, Delayed Draw Term Loan,
(N/A + TSFR1M + 2.500%)
4 .306 11/17/31 8,852,945
3,024,956 (g) Cotiviti Corporation, 2nd Amendment Term Loan, (TSFR1M +
2.750%)
6 .399 03/29/32 2,840,630
467,813 (g) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6 .399 05/01/31 439,940
11,649,456 (g) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 6 .927 10/09/31 11,158,315
428,778 (g) Drake Software, LLC, Term Loan B, (TSFR3M + 4.250%) 7 .950 06/26/31 411,734
4,509,184 (g) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M +
2.500%)
6 .120 10/09/29 4,464,407
942,545 (g) EP Purchaser, LLC, Term Loan B, (TSFR3M + 3.500%) 7 .280 11/06/28 654,127
546,377 (g) EP Purchaser, LLC, Term Loan B, (TSFR3M + 4.500%) 8 .280 11/06/28 379,186
10,695,281 (g) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6 .120 05/30/31 10,569,504
1,457,799 (g) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 6 .638 06/27/31 1,446,865
14,352,450 (g) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6 .120 01/30/32 13,844,732
2,463,287 (g) Kaseya Inc., First Lien Term Loan B, (TSFR3M + 3.250%) 6 .913 03/22/32 2,149,218
577,354 (g) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 6 .620 03/01/29 526,010
10,344,200 (g) Mitchell International, Inc., Add-on Term Loan, (TSFR1M +
3.000%)
6 .620 06/17/31 10,231,965
4,505,005 (g) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5 .370 01/31/30 4,444,954
17,822,579 (g) Peraton Corp., Term Loan B, (TSFR3M + 3.750%) 7 .513 02/01/28 15,903,444
1,410,141 (g) Perforce Software, Inc., Add-on Term Loan, (TSFR1M + 4.750%) 8 .370 03/24/31 734,514
2,377,926 (g) PointClickCare Technologies, Inc., Term Loan B, (TSFR3M +
2.750%)
6 .413 11/03/31 2,382,384
1,134,600 (g) Project Alpha Intermediate Holding, Inc., First Lien Term Loan
B, (TSFR3M + 3.250%)
6 .950 10/28/30 827,316
4,649,590 (g) Proofpoint, Inc., Repriced Term Loan, (TSFR3M + 3.000%) 6 .700 08/31/28 4,547,300
3,666,084 (g) Rackspace Finance, LLC, First Lien First Out Term Loan,
(TSFR1M + 6.250%)
9 .967 05/15/28 3,767,818
13,524,240 (f),(g) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
6 .467 05/15/28 11,795,031
2,727,336 (g) Rocket Software, Inc., Term Loan B, (TSFR1M + 3.750%) 7 .370 11/28/28 2,660,721
1,494,304 (g) SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 5 .620 05/09/31 1,494,581
2,511,041 (g) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 7 .450 10/03/31 2,360,379

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 13,081,803 (g) UKG Inc., Term Loan B, (TSFR3M + 2.250%) 5 .913% 02/10/31 $ 12,660,504
217,000 (g) Virtusa Corporation, Term Loan B, (TSFR1M + 3.250%) 6 .870 02/15/29 207,054
2,744,356 (g) VS Buyer, LLC, Term Loan B, (TSFR3M + 2.250%) 5 .913 04/14/31 2,670,944
2,071,369 (g) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .370 09/28/29 2,046,865
TOTAL SOFTWARE & SERVICES 169,574,680
TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
13,717,181 (g) Delta TopCo, Inc., Term Loan B, (TSFR3M + 2.750%) 6 .424 11/30/29 13,297,092
1,814,332 (g) Ingram Micro Inc., Term Loan, (TSFR3M + 2.250%) 5 .935 09/22/31 1,823,404
903,689 (g) SonicWall US Holdings Inc., Term Loan, (TSFR3M + 5.000%) 8 .700 05/16/28 296,708
1,172,063 (g) Spectris Plc, Term Loan, (TSFR3M + 2.750%) 6 .450 12/06/32 1,178,409
333,535 (g) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8 .223 03/05/29 335,786
5,843,889 (g) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8 .193 05/30/30 5,880,414
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 22,811,813
TELECOMMUNICATION SERVICES - 4.4%
7,206,540 (g) Cincinnati Bell, Inc., Term Loan B4, (TSFR1M + 2.250%) 5 .870 11/24/28 7,199,226
2,515,127 (g) Connect Finco Sarl, Extended Term Loan B, (TSFR1M + 4.500%) 8 .120 09/28/29 2,527,992
15,309,000 (g) Connect Holding II LLC, Delayed Draw Term Loan, (TSFR1M +
4.250%)
7 .858 04/03/31 14,611,599
4,797,182 (a),(g) Cyxtera DC Holdings, Inc., Term Loan B 0 .000 07/16/26 26,384
5,187,593 (g) Digicel International Finance Limited, Term Loan B, (TSFR1M +
4.500%)
8 .114 08/09/32 5,206,501
1,277,000 (g) Ensono, LP, Term Loan, (TSFR1M + 4.000%) 7 .735 05/30/28 1,257,494
4,237,950 (f),(g) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 5 .870 09/20/30 4,205,636
14,393,150 (f),(g) Level 3 Financing Inc., Term Loan B, (TSFR1M + 2.750%) 6 .381 03/29/32 14,478,645
958,000 (g) Patagonia Holdco LLC, Term Loan B1, (TSFR3M + 5.750%) 9 .400 08/01/29 766,783
10,844,000 (g) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 6 .677 12/07/26 9,335,545
6,175,965 (g) Windstream Services, LLC, Term Loan B, (TSFR1M + 4.000%) 7 .620 10/06/32 6,195,296
24,347,831 (f),(g) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 1.750%),
(cash 6.735%, PIK 0.500%)
3 .617 03/11/30 24,363,779
TOTAL TELECOMMUNICATION SERVICES 90,174,880
TRANSPORTATION - 3.2%
3,250,000 (g) AGI-CFI Acquisition Corp., Term Loan B, (TSFR3M + 4.500%) 8 .200 03/25/33 3,236,464
3,136,350 (g) Air Canada, Term Loan B, (TSFR3M + 1.750%) 5 .413 03/21/31 3,135,378
3,565,150 (g) AIT Worldwide Logistics, Inc, Term Loan B, (TSFR3M + 4.250%) 7 .913 04/29/33 3,578,430
4,255,000 (g),(i) American Airlines Inc, (TBD) TBD TBD 4,221,492
5,833,486 (g) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 5 .925 04/20/28 5,817,356
1,321,000 (g),(i) Boluda Towage Luxembourg Sarl, (TBD) TBD TBD 1,328,431
9,120,989 (g) Brown Group Holding, LLC, Incremental Term Loan B2,
(TSFR1M + TSFR3M + 2.500%)
6 .142 07/01/31 9,163,538
1,123,011 (f),(g) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .120 07/01/31 1,128,301
1,347,577 (f),(g) First Student Bidco Inc, Term Loan B, (TSFR3M + 2.250%) 5 .950 08/15/30 1,353,055
246,573 (f),(g) First Student Bidco Inc, Term Loan C, (TSFR3M + 2.250%) 5 .950 08/15/30 247,575
5,047,649 (g) Genesee & Wyoming Inc. (New), Term Loan B, (TSFR3M +
1.750%)
5 .450 04/10/31 5,046,967
886,309 (g) Hertz Corporation, (The), Term Loan B, (TSFR3M + 3.500%) 7 .425 06/30/28 690,031
175,365 (g) Hertz Corporation, (The), Term Loan C, (TSFR3M + 3.500%) 7 .425 06/30/28 136,530
12,753,375 (g) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%) 6 .120 09/23/31 12,790,232
10,593,892 (g) Stonepeak Nile Parent LLC, Term Loan B, (TSFR3M + 2.250%) 5 .919 04/09/32 10,604,910
2,986,254 (g) United Airlines, Inc., Term Loan B, (TSFR1M + 1.750%) 5 .358 02/24/31 2,994,660
1,087,226 (f),(g) WestJet Loyalty LP, Term Loan B, (TSFR3M + 2.750%) 6 .450 02/14/31 1,070,375
TOTAL TRANSPORTATION 66,543,725
UTILITIES - 2.9%
5,968,406 (f),(g) Cornerstone Generation LLC, Term Loan B, (TSFR3M + 2.250%) 5 .913 08/11/32 5,990,160
2,380,656 (g) Hamilton Projects Acquiror, LLC , Repriced Term Loan B,
(TSFR1M + 2.500%)
6 .120 05/30/31 2,396,856
1,499,728 (g) Invenergy Thermal Operating I LLC, Term Loan B, (SOFR90A +
2.750%)
6 .380 05/06/32 1,508,786
107,659 (g) Invenergy Thermal Operating I LLC, Term Loan C, (SOFR90A +
2.750%)
6 .380 05/06/32 108,309
310,821 (g) Kestrel Acquisition, LLC, Term Loan, (TSFR3M + 3.000%) 6 .700 11/06/31 312,153
3,585,000 (g) NRG Energy, Inc., Incremental Term Loan B, (TSFR1M +
1.750%)
5 .364 04/28/33 3,594,339

Portfolio of Investments May 31, 2026
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 3,201,443 (g) NRG Energy, Inc., Term Loan, (TSFR1M + TSFR3M + 1.750%) 5 .395% 04/16/31 $ 3,210,776
15,388,359 (g) Talen Energy Supply, LLC, 2024-1 Incremental Term Loan,
(TSFR1M + 1.750%)
5 .375 12/13/31 15,340,271
18,383,068 (g) Talen Energy Supply, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .125 11/25/32 18,297,771
8,664,094 (f),(g) Talen Energy Supply, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .620 11/26/32 8,609,423
TOTAL UTILITIES 59,368,844
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,752,531,970) 1,748,375,459
SHARES DESCRIPTION MATURITY VALUE
233520 WARRANTS - 0.0% 233520
TELECOMMUNICATION SERVICES - 0.0%
8,465 Windstream Parent Inc 8/01/28 94,892
TOTAL TELECOMMUNICATION SERVICES 94,892
TRANSPORTATION - 0.0%
1,071 ACBL HLDG CORP 4/27/45 32,130
3,029 ACBL HLDG CORP 4/27/45 106,015
11,952 American Commercial Barge Line LLC 8/18/30 120
36,348 American Commercial Barge Line LLC 4/30/45 363
TOTAL TRANSPORTATION 138,628
TOTAL WARRANTS
(Cost $294,354) 233,520
TOTAL LONG-TERM INVESTMENTS
(Cost $2,013,211,668) 2,000,914,506
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
1,158,209 (j) State Street Navigator Securities Lending Government Money
Market Portfolio
3.650 (k) 1,158,209
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,158,209) 1,158,209
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  5.8%
INVESTMENT COMPANIES - 5.8% –
118,086,872 BlackRock Liquidity Funds T-Fund 4.517(l) 118,086,872
TOTAL INVESTMENT COMPANIES
(Cost $118,086,872) 118,086,872
TOTAL SHORT-TERM INVESTMENTS
(Cost $118,086,872) 118,086,872
TOTAL INVESTMENTS - 103.4%
(Cost $2,132,456,749) 2,120,159,587
OTHER ASSETS & LIABILITIES, NET -  (3.4)% (69,615,892)
NET ASSETS - 100% $ 2,050,543,695
ETF Exchange-Traded Fund
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipt
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $170,043,655 or 8.0% of Total Investments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Perpetual security. Maturity date is not applicable.
(e) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $1,121,244.
(f) Portion of investment purchased on a delayed delivery basis.
(g) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(i) When-issued or delayed delivery security.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
Credit Default Swaps - Centrally Cleared
SOLD
Counterparty Reference Entity
Fixed
Rate
(Annualized)
Current
Credit
Spread (a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Morgan Stanley CDX-NAHYS45V1 5 .000% 3 .59 % Quarterly 12/20/30 $ 15,680,000 $ 1,234,744 $ 1,032,031 $ 202,713
Total
$ 15,680,000 $ 1,234,744
$1,032,031 $ 202,713
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of Investments May 31, 2026
(continued)
Floating Rate Income

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Floating Rate Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 296,180 $ 3,503,860 $ 205,764 $ 4,005,804
Corporate Bonds – 201,352,890 302,436 201,655,326
Exchange-Traded Funds 46,644,397 – – 46,644,397
Variable Rate Senior Loan Interests – 1,748,348,866 26,593 1,748,375,459
Warrants – 233,520 – 233,520
Investments Purchased with Collateral from Securities
Lending 1,158,209 – – 1,158,209
Short-Term Investments:
Investment Companies 118,086,872 – – 118,086,872
$ 166,185,658 $ 1,953,439,136 $ 534,793 $ 2,120,159,587
Investments in Derivatives:
Credit Default Swaps - Centrally Cleared – 202,713 – 202,713
$ – $ 202,713 $ – $ 202,713
Level 3
Floating Rate Income
Common
Stocks
Corporate
Bonds
Variable Rate
Senior Loan
Interests Warrants
Balance at the beginning of period $211,634 $- $26,593 $12,529
Gains (losses):
Net realized gains (losses) 103,198 - - -
Change in net unrealized appreciation (depreciation) (6,228) 24,894 (4,891) (12,046)
Purchases at cost - 277,542 - -
Sales at proceeds (103,198) - - -
Net discounts (premiums) - - 4,891 -
Transfers into 358 - - -
Transfers (out of) - - - (483)
Balance at the end of period $205,764 $302,436 $26,593 $-
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $322
$24,894
$(4,891) $-
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range
Weighted
Average
Floating Rate
Income Common Stocks
$792 Expected Recovery Recovery Proceeds $8.00 N/A
204,972 Enterprise Value Acquisition Cost $1,000.00 N/A
Variable Rate Senior Loan
Interests
26,593 Broker-Dealer Price
Quotation(s)
Litigation Proceeds $0.55 N/A
Corporate Bonds 302,436 Expected Recovery Recovery Proceeds $1,091.62 N/A
$534,793
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Common Stocks $- $- $- $(358) $358 $-
Warrants - - 483 - - (483)

Portfolio of Investments May 31, 2026
High Yield Income
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 95.6%
780022 COMMON STOCKS - 0.1% 780022
TELECOMMUNICATION SERVICES - 0.1%
14,262 (a) Altice France Lux 3 $ 286,025
24,632 (a) Altice France Lux 3 493,997
TOTAL TELECOMMUNICATION SERVICES 780,022
TOTAL COMMON STOCKS
(Cost $659,862) 780,022
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
785,000 CONVERTIBLE BONDS - 0.2% 785,000
MEDIA & ENTERTAINMENT - 0.2%
$ 200,000 EchoStar Corp 3.875% 11/30/30 785,000
TOTAL MEDIA & ENTERTAINMENT 785,000
TOTAL CONVERTIBLE BONDS
(Cost $741,990) 785,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
451945814 CORPORATE BONDS - 83.5% (b) 451945814
AUTOMOBILES & COMPONENTS - 2.7%
775,000 (c) Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125 04/15/31 775,267
3,000,000 (c) Dealer Tire LLC / DT Issuer LLC 8.000 02/01/28 2,964,295
2,914,900 (c),(d) Dexko Global Inc 7.500 04/15/32 2,520,776
700,000 Goodyear Tire & Rubber Co/The 5.250 04/30/31 625,139
1,200,000 (c) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6.375 05/15/29 1,203,072
1,000,000 (c) IHO Verwaltungs GmbH 8.000 11/15/32 1,043,730
1,800,000 (c) Nissan Motor Acceptance Co LLC 5.625 09/29/28 1,797,070
2,350,000 (c) Phinia Inc 6.625 10/15/32 2,411,215
500,000 ZF North America Capital Inc 6.875 04/23/32 491,781
895,000 (c) ZF North America Capital Inc 7.500 03/24/31 903,958
TOTAL AUTOMOBILES & COMPONENTS 14,736,303
CAPITAL GOODS - 5.2%
4,200,000 (c) Albion Financing 1 SARL / Aggreko Holdings Inc 7.000 05/21/30 4,336,290
1,575,000 (c),(d) Alta Equipment Group Inc 9.000 06/01/29 1,503,693
1,500,000 (c) Builders FirstSource Inc 6.375 03/01/34 1,498,721
500,000 (c),(d) Camelot Return Merger Sub Inc 8.750 08/01/28 304,742
2,200,000 (c) Columbus McKinnon Corp/NY 7.125 01/31/33 2,229,480
369,673 (c) CP Atlas Buyer Inc, (cash 7.000%, PIK 5.750%) 12.750 01/15/31 277,536
1,355,000 (c) Goat Holdco LLC 6.750 02/01/32 1,378,880
925,000 (c) Lsf12 Helix Parent LLC 7.125 02/01/33 906,419
1,500,000 (c) Masterbrand Inc 7.000 07/15/32 1,497,212
1,480,000 (c) New Flyer Holdings Inc 9.250 07/01/30 1,588,139
2,440,000 (c) Quikrete Holdings Inc 6.375 03/01/32 2,484,564
1,200,000 (c) Standard Building Solutions Inc 6.250 08/01/33 1,201,816
1,500,000 (c) Terex Corp 6.250 10/15/32 1,522,980
1,000,000 (c) TransDigm Inc 7.125 12/01/31 1,038,580
2,000,000 (c) TransDigm Inc 6.000 01/15/33 2,022,866
1,500,000 (c) TransDigm Inc 6.375 05/31/33 1,514,402
1,350,000 (c) TransDigm Inc 6.125 07/31/34 1,344,418
1,500,000 (c) United Rentals North America Inc 5.375 11/15/33 1,481,240
TOTAL CAPITAL GOODS 28,131,978
COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
1,800,000 (c) Allied Universal Holdco LLC 7.875 02/15/31 1,881,900
1,565,000 (c) CACI International Inc 6.375 06/15/33 1,600,558
900,000 (c) Garda World Security Corp 8.375 11/15/32 932,496
2,595,000 (c) GFL Environmental Holdings US Inc 5.500 02/01/34 2,534,496
1,700,000 (c) Neptune Bidco US Inc 9.290 04/15/29 1,737,917
2,250,000 (c) RR Donnelley & Sons Co 9.500 08/01/29 2,333,306
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 11,020,673

Portfolio of Investments May 31, 2026
(continued)
High Yield Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.3%
$ 1,000,000 (c) Asbury Automotive Group Inc 5.000% 02/15/32 $ 954,653
2,500,000 (c) Cougar JV Subsidiary LLC 8.000 05/15/32 2,618,458
1,000,000 (c) Kohl's Corp 10.000 06/01/30 1,087,372
525,000 (c) LBM Acquisition LLC 6.250 01/15/29 323,415
500,000 (c) Michaels Cos Inc/The 11.000 03/15/34 472,742
760,000 (c) Michaels Cos Inc/The 8.500 03/15/33 741,983
1,150,000 (c) Park River Holdings Inc 8.000 03/15/31 1,164,426
668,000 (c) Park River Holdings Inc 8.750 12/31/30 647,110
1,250,000 (c) PetSmart Inc / PetSmart Finance Corp 10.000 09/15/33 1,261,665
2,000,000 (c) QXO Building Products Inc 6.750 04/30/32 2,037,910
1,000,000 (c) Staples Inc 10.750 09/01/29 951,381
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 12,261,115
CONSUMER DURABLES & APPAREL - 1.8%
2,529,716 (c) Beach Acquisition Bidco LLC, (cash 10.00%, PIK 10.750%) 10.000 07/15/33 2,797,474
2,320,000 (c) CD&R Smokey Buyer Inc / Radio Systems Corp 9.500 10/15/29 1,392,469
1,500,000 (c) K Hovnanian Enterprises Inc 8.375 10/01/33 1,514,367
500,000 (c) MajorDrive Holdings IV LLC 6.375 06/01/29 423,874
1,000,000 (c) Newell Brands Inc 8.500 06/01/28 1,044,147
1,500,000 (c) S&S Holdings LLC 8.375 10/01/31 1,438,665
1,200,000 Whirlpool Corp 4.750 02/26/29 1,133,834
TOTAL CONSUMER DURABLES & APPAREL 9,744,830
CONSUMER SERVICES - 5.0%
1,500,000 (c) Caesars Entertainment Inc 7.000 02/15/30 1,517,781
1,265,000 (c) Caesars Entertainment Inc 6.000 10/15/32 1,132,633
1,000,000 (c) Carnival Corp Ltd 6.125 02/15/33 1,012,788
1,800,000 (c) Carnival Corp Ltd 5.875 06/15/31 1,827,845
1,200,000 (c) Carnival Corp Ltd 5.750 08/01/32 1,212,218
2,500,000 (c) Churchill Downs Inc 5.750 04/01/30 2,500,135
1,340,000 (c) Life Time Inc 6.000 11/15/31 1,359,411
500,000 (c) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 420,038
1,500,000 MGM Resorts International 6.125 09/15/29 1,522,214
1,200,000 (c),(d) Motion Bondco DAC 6.625 11/15/27 1,150,624
1,250,000 (c) NCL Corp Ltd 6.750 02/01/32 1,238,688
800,000 (c) NCL Corp Ltd 6.250 09/15/33 767,010
445,000 (c) Pioneer Opco LLC 7.000 05/15/33 454,612
2,250,000 Six Flags Entertainment Corp / Canada's Wonderland Co /
Magnum Management Corp
6.500 10/01/28 2,257,571
1,650,000 (c) Sotheby's 8.250 04/15/31 1,624,355
1,000,000 (c),(e) Travel + Leisure Co 6.125 09/01/33 982,825
1,300,000 (c),(e) Vail Resorts Inc 5.625 07/15/30 1,303,250
2,000,000 (c),(e) Viking Ocean Cruises Ship VII Ltd 5.625 02/15/29 2,000,421
1,129,000 (c) Voyager Parent LLC 9.250 07/01/32 1,197,260
1,525,000 (c) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250 03/15/33 1,530,409
TOTAL CONSUMER SERVICES 27,012,088
ENERGY - 10.6%
1,875,000 (c) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5.750 10/15/33 1,855,302
2,145,000 (c) ARCHROCK SERVICES/PARTNE 6.000 02/01/34 2,145,824
1,155,000 (c) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625 07/15/33 1,183,536
1,225,609 (c) Borr IHC Ltd / Borr Finance LLC 10.000 11/15/28 1,286,979
965,000 (c),(f) Borr IHC Ltd / Borr Finance LLC 9.000 01/15/34 968,089
1,515,000 (c) Bristow Group Inc 6.750 02/01/33 1,529,062
1,000,000 Buckeye Partners LP 5.850 11/15/43 910,292
1,210,000 (c) California Resources Corp 7.000 01/15/34 1,219,765
2,835,000 (c) CNX Resources Corp 7.250 03/01/32 2,930,089
2,500,000 (c) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500 06/15/31 2,461,434
457,000 (c) CVR Energy Inc 5.750 02/15/28 455,616
2,175,000 (c) Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375 06/30/33 2,245,768
2,560,000 (c) Global Partners LP / GLP Finance Corp 8.250 01/15/32 2,686,618
940,000 (c) Harvest Midstream I LP 7.500 05/15/32 976,693
680,000 (c) Harvest Midstream I LP 6.750 05/15/34 698,135

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 645,000 (c) Infinity Natural Resources LLC 7.625% 04/01/31 $ 651,546
1,800,000 (c) ITT Holdings LLC 6.500 08/01/29 1,788,861
1,020,000 (c) Kodiak Gas Services LLC 5.875 04/01/31 1,026,215
2,500,000 (c) Kodiak Gas Services LLC 6.500 10/01/33 2,544,222
1,100,000 (c) Matador Resources Co 6.250 04/15/33 1,106,073
520,000 (c) Matador Resources Co 6.000 04/15/34 513,794
1,500,000 (c) Moss Creek Resources Holdings Inc 8.250 09/01/31 1,526,127
500,000 (c) Rockies Express Pipeline LLC 4.800 05/15/30 489,914
1,525,000 (c) Solaris Energy Infrastructure LLC 6.375 05/15/31 1,548,863
3,500,000 (g) South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 3,657,661
2,800,000 (c) Sunoco LP 6.250 07/01/33 2,847,407
2,000,000 (c) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.000 09/01/31 2,000,382
1,275,000 (c) Transocean International Ltd 7.875 10/15/32 1,360,326
265,000 (c) Venture Global Calcasieu Pass LLC 6.000 05/01/36 267,980
2,000,000 (c) Venture Global Calcasieu Pass LLC 3.875 11/01/33 1,782,837
670,000 (c) Venture Global LNG Inc 7.000 01/15/30 687,260
2,000,000 (c) Venture Global LNG Inc 9.875 02/01/32 2,138,431
2,000,000 (c),(g),(h) Venture Global LNG Inc 9.000 N/A 1,975,095
1,500,000 (c) Venture Global Plaquemines LNG LLC 6.750 01/15/36 1,590,939
1,525,000 (c) Venture Global Plaquemines LNG LLC 6.500 01/15/34 1,594,397
1,500,000 (c) Venture Global Plaquemines LNG LLC 6.500 06/15/34 1,565,427
1,000,000 (c) Weatherford International Ltd 6.750 10/15/33 1,029,006
TOTAL ENERGY 57,245,965
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.0%
2,055,000 (c) Diversified Healthcare Trust 7.250 10/15/30 2,110,267
4,185,000 (c) Iron Mountain Inc 6.250 01/15/33 4,250,039
2,670,000 (c) Millrose Properties Inc 6.375 08/01/30 2,706,763
1,000,000 (c) Millrose Properties Inc 6.250 09/15/32 1,004,514
3,250,000 (d) MPT Operating Partnership LP / MPT Finance Corp 5.000 10/15/27 3,172,903
1,220,000 MPT Operating Partnership LP / MPT Finance Corp 3.500 03/15/31 874,081
2,145,000 (c) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 2,233,372
2,000,000 (c),(i) Office Properties Income Trust 9.000 03/31/29 2,010,000
1,860,000 (c) RHP Hotel Properties LP / RHP Finance Corp 6.500 04/01/32 1,907,168
695,000 (c) RHP Hotel Properties LP / RHP Finance Corp 5.750 03/15/34 689,494
1,000,000 (c) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6.500 02/15/29 987,848
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 21,946,449
FINANCIAL SERVICES - 8.2%
1,105,000 (c) Azorra Finance Ltd 7.750 04/15/30 1,148,351
1,280,000 (c) Azorra Finance Ltd 7.250 01/15/31 1,308,037
1,000,000 Block Inc 6.500 05/15/32 1,018,984
2,300,000 (c),(d) Burford Capital Global Finance LLC 6.250 04/15/28 2,246,214
585,000 (c) Burford Capital Global Finance LLC 8.500 01/15/34 508,526
1,058,741 (c) Compass Group Diversified Holdings LLC 5.250 04/15/29 1,013,280
3,500,000 (c) Encore Capital Group Inc 6.625 06/01/32 3,499,212
700,000 (c) Freedom Mortgage Holdings LLC 8.375 04/01/32 710,779
2,200,000 (g) HA Sustainable Infrastructure Capital Inc 8.000 06/01/56 2,348,630
600,000 (g) HA Sustainable Infrastructure Capital Inc 7.125 11/15/56 606,346
2,000,000 (c) Hunt Cos Inc 5.250 04/15/29 1,966,179
4,000,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250 05/15/27 3,956,646
1,000,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.750 01/15/29 992,456
1,380,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.000 06/15/30 1,312,932
2,525,000 (c) Jane Street Group / JSG Finance Inc 6.125 11/01/32 2,531,332
2,800,000 OneMain Finance Corp 5.375 11/15/29 2,731,868
1,165,000 (c) Osaic Holdings Inc 6.750 08/01/32 1,175,837
1,600,000 (c) PennyMac Financial Services Inc 6.875 05/15/32 1,566,533
1,500,000 (c) Rocket Cos Inc 6.375 08/01/33 1,523,251
4,365,000 (c) Starwood Property Trust Inc 6.000 04/15/30 4,402,757
4,000,000 (c) Stonex Escrow Issuer LLC 6.875 07/15/32 4,127,120
2,725,000 (c),(d),(h),(j) UBS Group AG 6.600 N/A 2,746,307
500,000 (c) VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375 02/01/30 456,042

Portfolio of Investments May 31, 2026
(continued)
High Yield Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 600,000 (c) WEX Inc 6.500% 03/15/33 $ 597,483
TOTAL FINANCIAL SERVICES 44,495,102
FOOD, BEVERAGE & TOBACCO - 1.3%
1,215,000 (c) Chobani LLC / Chobani Finance Corp Inc 6.375 04/15/34 1,235,120
1,000,000 (c) Fiesta Purchaser Inc 7.875 03/01/31 1,005,540
1,200,000 (c),(d) Fiesta Purchaser Inc 9.625 09/15/32 1,205,194
1,750,000 (c) Post Holdings Inc 6.375 03/01/33 1,744,956
2,000,000 (c) Viking Baked Goods Acquisition Corp 8.625 11/01/31 2,043,976
TOTAL FOOD, BEVERAGE & TOBACCO 7,234,786
HEALTH CARE EQUIPMENT & SERVICES - 3.8%
2,500,000 Centene Corp 2.500 03/01/31 2,177,874
1,000,000 (c) CHS/Community Health Systems Inc 6.875 04/15/29 989,337
1,150,000 (c) CHS/Community Health Systems Inc 10.875 01/15/32 1,239,116
2,170,000 (c) DaVita Inc 4.625 06/01/30 2,108,553
1,000,000 (c) Embecta Corp 5.000 02/15/30 773,427
2,070,000 (c) Global Medical Response Inc 7.375 10/01/32 2,150,792
2,705,000 (c) LifePoint Health Inc 7.000 05/01/34 2,641,317
875,000 (c) Molina Healthcare Inc 6.500 02/15/31 887,287
1,375,000 (c) National Mentor Holdings Inc 10.500 12/15/30 1,447,431
2,000,000 (c) Prime Healthcare Services Inc 9.375 09/01/29 2,092,013
1,500,000 (c) Star Parent Inc 9.000 10/01/30 1,574,720
2,070,000 (c) Team Health Holdings Inc 8.375 06/30/28 2,076,997
425,000 (c) Tenet Healthcare Corp 6.000 11/15/33 429,147
TOTAL HEALTH CARE EQUIPMENT & SERVICES 20,588,011
INSURANCE - 3.9%
2,650,000 (c) Acrisure LLC / Acrisure Finance Inc 6.750 07/01/32 2,558,967
4,080,000 (c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.500 10/01/31 4,089,535
2,140,000 (c) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7.875 11/01/29 2,148,025
2,995,000 (c) Ardonagh Finco Ltd 7.750 02/15/31 3,020,490
1,200,000 (c) Ardonagh Group Finance Ltd 8.875 02/15/32 1,170,242
835,000 (c) Asurion LLC/ Asurion Co-Issuer Inc 8.000 12/31/32 870,728
1,000,000 (c) Asurion LLC/ Asurion Co-Issuer Inc 8.375 02/01/34 977,347
3,000,000 (c) CRC Insurance Group LLC 7.125 06/01/31 3,008,445
2,000,000 (c) HUB International Ltd 5.625 12/01/29 1,970,263
1,200,000 (c) HUB International Ltd 7.375 01/31/32 1,229,328
TOTAL INSURANCE 21,043,370
MATERIALS - 5.6%
2,635,000 (c) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
6.250 01/30/31 2,655,318
1,745,000 (c) Ashland Inc 3.375 09/01/31 1,593,831
1,925,000 (c) Bond US Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/
German Bidco 2
7.125 06/15/33 1,940,051
2,000,000 Celanese US Holdings LLC 7.550 11/15/30 2,127,358
2,000,000 (c) Cleveland-Cliffs Inc 6.750 04/15/30 2,009,930
1,000,000 (c) Clydesdale Acquisition Holdings Inc 8.750 04/15/30 960,842
1,500,000 (c) Commercial Metals Co 5.750 11/15/33 1,501,129
1,245,000 (c) Compass Minerals International Inc 8.000 07/01/30 1,312,310
1,500,000 Crown Americas LLC 5.875 06/01/33 1,508,534
510,000 (c),(f) FMC Corp 8.125 06/01/31 532,971
1,000,000 FMC Corp 3.450 10/01/29 914,022
1,000,000 (c) Herens Holdco Sarl 4.750 05/15/28 877,489
1,500,000 (c) Methanex US Operations Inc 6.250 03/15/32 1,544,628
860,000 (c) Mineral Resources Ltd 7.000 04/01/31 894,026
2,450,000 (c) Mineral Resources Ltd 6.000 05/01/32 2,440,365
1,500,000 (c) Novelis Corp 6.375 08/15/33 1,514,622
1,000,000 (c) Olin Corp 6.625 04/01/33 992,662
935,000 (c) Owens-Brockway Glass Container Inc 9.500 06/01/33 961,326
1,325,000 (c) Qnity Electronics Inc 6.250 08/15/33 1,351,134
1,000,000 (c) Sword Purchaser LLC 8.250 04/15/33 1,029,833
500,000 (c) Sword Purchaser LLC 10.500 04/15/34 519,991

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 1,000,000 (c) WR Grace Holdings LLC 5.625% 08/15/29 $ 957,717
TOTAL MATERIALS 30,140,089
MEDIA & ENTERTAINMENT - 8.3%
1,623,710 (c) Advantage Sales & Marketing Inc 9.000 11/15/30 1,349,709
3,000,000 CCO Holdings LLC / CCO Holdings Capital Corp, Reg S 4.250 02/01/31 2,716,203
3,000,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 08/15/30 2,791,976
1,125,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4.750 02/01/32 1,002,934
1,000,000 (c) CSC Holdings LLC 5.750 01/15/30 255,920
1,200,000 (c) CSC Holdings LLC 4.125 12/01/30 683,996
750,000 (c) CSC Holdings LLC 11.250 05/15/28 500,647
1,000,000 (c) Directv Financing LLC 8.875 02/01/30 1,021,931
1,715,000 (c) Directv Financing LLC 8.875 02/01/30 1,758,443
2,150,000 (c) Directv Financing LLC / Directv Financing Co-Obligor Inc 10.000 02/15/31 2,249,534
2,855,000 (c) Directv Financing LLC / Directv Financing Co-Obligor Inc 9.250 06/01/32 2,931,027
1,385,000 (f) Discovery Communications LLC 3.625 05/15/30 1,311,066
1,000,000 (f) Discovery Global Holdings Inc 4.279 03/15/32 883,710
1,700,000 (f) Discovery Global Holdings Inc 5.050 03/15/42 1,235,594
2,000,000 DISH DBS Corp 5.125 06/01/29 1,810,112
500,000 (c) Gray Media Inc 5.375 11/15/31 358,790
2,000,000 (c) Gray Media Inc 7.250 08/15/33 1,982,454
1,000,000 (c) iHeartCommunications Inc 4.750 01/15/28 953,340
750,000 (c) LCPR Senior Secured Financing DAC 6.750 10/15/27 473,940
2,400,000 (c) McGraw-Hill Education Inc 7.375 09/01/31 2,450,781
825,000 (c) Neptune Bidco US Inc 10.375 05/15/31 861,857
3,155,000 (c) Nexstar Media Inc 6.500 09/15/33 3,180,139
3,280,000 (c) OAK-Eagle Acquireco Inc 7.250 07/01/33 3,420,537
1,400,000 (c) OAK-Eagle Acquireco Inc 8.750 07/01/34 1,479,589
750,000 Paramount Global 7.875 07/30/30 787,325
1,150,000 Paramount Global 6.875 04/30/36 1,063,763
1,000,000 (c) Sirius XM Radio LLC 5.875 04/15/32 995,406
2,000,000 (c) Sirius XM Radio LLC 4.125 07/01/30 1,885,387
350,000 (c) Telesat Canada / Telesat LLC 6.500 10/15/27 231,000
335,000 (c) Univision Communications Inc 7.375 06/30/30 333,579
1,125,000 (c) Univision Communications Inc 9.375 08/01/32 1,151,998
1,000,000 (c),(d) ZoomInfo Technologies LLC/ZoomInfo Finance Corp 3.875 02/01/29 783,884
TOTAL MEDIA & ENTERTAINMENT 44,896,571
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.1%
1,469,000 (c) 1261229 BC Ltd 10.000 04/15/32 1,503,986
1,500,000 (c) Bausch Health Americas Inc 8.500 01/31/27 1,488,655
1,000,000 (c) Bausch Health Cos Inc 5.250 02/15/31 565,940
296,000 (c) Bausch Health Cos Inc 4.875 06/01/28 273,705
407,000 (c) Bausch Health Cos Inc 11.000 09/30/28 424,859
1,250,000 (c) Charles River Laboratories International Inc 4.000 03/15/31 1,170,592
1,500,000 (c) Emergent BioSolutions Inc 3.875 08/15/28 1,363,748
2,020,000 (c) GENMAB A/S/GENMAB FINANCE LLC 7.250 12/15/33 2,102,802
1,000,000 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875 05/15/34 1,073,339
1,170,000 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 1,159,715
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 11,127,341
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
2,092,400 (c) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7.000 04/15/30 2,110,428
1,800,000 Kennedy-Wilson Inc 5.000 03/01/31 1,814,409
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,924,837
SOFTWARE & SERVICES - 2.7%
2,000,000 (c) Amentum Holdings Inc 7.250 08/01/32 2,070,268
2,350,000 (c) Cloud Software Group Inc 8.250 06/30/32 2,307,133
2,250,000 (c) Cloud Software Group Inc 6.500 03/31/29 2,232,795
1,200,000 (c) CoreWeave Inc 9.250 06/01/30 1,224,273
1,100,000 (c),(d) CoreWeave Inc 9.000 02/01/31 1,115,312
1,230,000 (c) CoreWeave Inc 9.750 10/01/31 1,268,712
1,000,000 (c) Gen Digital Inc 6.250 04/01/33 996,210
500,000 (c) Open Text Holdings Inc 4.125 12/01/31 436,410

Portfolio of Investments May 31, 2026
(continued)
High Yield Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 2,400,000 (c) Rackspace Finance LLC 3.500% 05/15/28 $ 2,027,823
1,000,000 (c) Rocket Software Inc 6.500 02/15/29 935,335
TOTAL SOFTWARE & SERVICES 14,614,271
TELECOMMUNICATION SERVICES - 7.8%
1,000,000 (c) Altice France Lux 3 / Altice Holdings 1 10.000 01/15/33 974,988
2,400,917 (c) Altice France SA 6.500 04/15/32 2,336,521
955,000 (c) APLD ComputeCo 2 LLC 6.750 03/15/31 962,576
1,100,000 (c) APLD COMPUTECO LLC 9.250 12/15/30 1,187,382
1,120,000 (c) Cipher Compute LLC 7.125 11/15/30 1,167,545
1,500,000 (c) Connect Holding II LLC 10.500 04/03/31 1,527,378
2,000,000 (c) Core Scientific Finance I LLC 7.750 05/15/31 2,045,322
1,460,000 (c) Digicel International Finance Ltd / Difl US LLC 8.625 08/01/32 1,513,705
785,000 (c) Level 3 Financing Inc 7.500 02/15/37 809,099
2,000,000 (c) Level 3 Financing Inc 7.000 03/31/34 2,072,973
2,200,000 (c) Level 3 Financing Inc 8.500 01/15/36 2,378,554
2,200,000 (c) Level 3 Financing Inc 6.875 06/30/33 2,266,070
1,500,000 (c) Lumen Technologies Inc 4.500 01/15/29 1,443,750
2,000,000 (c) Meridian Arc Holdco LLC 6.250 04/30/31 2,010,284
3,500,000 (g) Rogers Communications Inc 7.000 04/15/55 3,580,752
1,500,000 (c) SV RNO Property Owner 1 LLC 5.875 03/01/31 1,481,170
295,000 (c) Telesat Canada / Telesat LLC 5.625 12/06/26 252,225
1,600,000 (c) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
8.625 06/15/32 1,677,354
1,900,000 (c) Virgin Media Secured Finance PLC 4.500 08/15/30 1,653,326
2,720,000 (c) Windstream Services LLC / Windstream Escrow Finance Corp 8.250 10/01/31 2,869,641
1,750,000 (c) WULF COMPUTE LLC 7.750 10/15/30 1,838,830
3,549,958 (c) Zayo Group Holdings Inc, (cash 5.750%, PIK 0.500%) 9.250 03/09/30 3,554,395
2,527,830 (c) Zayo Group Holdings Inc, (cash 7.125%, PIK 1.875%) 13.750 09/09/30 2,512,183
TOTAL TELECOMMUNICATION SERVICES 42,116,023
TRANSPORTATION - 1.1%
2,150,000 (c) Alaska Airlines Inc 6.500 06/01/31 2,136,770
2,330,000 (c) GB AIT Buyer Inc 8.750 04/30/34 2,331,902
1,595,000 (c),(d) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 1,587,902
TOTAL TRANSPORTATION 6,056,574
UTILITIES - 4.4%
890,000 (c) Alpha Generation LLC 6.250 01/15/34 882,302
5,000,000 (c),(g) AltaGas Ltd 7.200 10/15/54 5,210,397
2,775,000 (c) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 2,758,910
1,500,000 (c) Clearway Energy Operating LLC 5.750 01/15/34 1,489,678
2,000,000 (c) ContourGlobal Power Holdings SA 6.750 02/28/30 2,043,620
2,500,000 (c) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 2,451,808
1,690,000 (c) NRG Energy Inc 6.000 02/01/33 1,702,779
1,500,000 (c) Talen Energy Supply LLC 6.250 02/01/34 1,494,482
1,300,000 (c) Talen Energy Supply LLC 6.500 02/01/36 1,307,331
2,000,000 (c) TerraForm Power Operating LLC 4.750 01/15/30 1,931,298
1,140,000 (c) VoltaGrid LLC 7.375 11/01/30 1,187,093
1,070,000 (c) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 1,149,740
TOTAL UTILITIES 23,609,438
TOTAL CORPORATE BONDS
(Cost $445,318,641) 451,945,814
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
63930190 VARIABLE RATE SENIOR LOAN INTERESTS - 11.8% 63930190
CAPITAL GOODS - 0.5%
2,593,212 (e) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7.485 05/17/28 2,169,040
997,375 (e) Cornerstone Building Brands, Inc., Term Loan B, (TSFR3M +
3.250%)
7.024 04/12/28 597,926
TOTAL CAPITAL GOODS 2,766,966

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
$ 1,500,000 (e) CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%) 7.235% 06/02/28 $ 1,488,750
2,000,000 (e) Prime Security Services Borrower, LLC, Incremental Term Loan
B, (TSFR1M + 1.750%)
5.398 03/08/32 1,974,580
2,492,167 (e) Spin Holdco Inc., First Lien Second Out Term Loan, (TSFR3M +
4.000%)
7.928 09/04/30 1,845,450
2,200,000 (e) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 7.913 04/12/27 368,236
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,677,016
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
2,400,000 (e) Leslie's Poolmart, Inc., Term Loan B, (TSFR1M + 2.750%) 6.485 03/09/28 942,264
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 942,264
CONSUMER DURABLES & APPAREL - 0.2%
994,764 (e) S&S Holdings LLC, Term Loan, (TSFR1M + 5.000%) 8.708 03/13/28 975,700
TOTAL CONSUMER DURABLES & APPAREL 975,700
CONSUMER SERVICES - 1.0%
1,490,798 (e) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5.870 02/06/30 1,449,801
1,500,000 (e) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 6.870 01/29/29 1,497,052
1,200,000 (e) Houghton Mifflin Harcourt Publishing Company, Term Loan,
(TSFR3M + 5.250%)
9.013 04/09/29 978,432
1,333,750 (e) Spin Holdco Inc., First Lien First Out Term Loan, (TSFR3M +
5.430%)
9.096 09/04/30 1,372,095
TOTAL CONSUMER SERVICES 5,297,380
ENERGY - 0.4%
2,260,000 (e) Venture Global Calcasieu Pass, LLC, Term Loan B, (TSFR6M +
3.250%)
6.937 04/11/33 2,270,362
TOTAL ENERGY 2,270,362
INSURANCE - 0.3%
1,484,655 (e) Asurion LLC, Term Loan B14, (TSFR3M + 3.750%) 7.413 02/23/33 1,451,094
TOTAL INSURANCE 1,451,094
MATERIALS - 0.2%
1,201,605 (e) Ineos US Finance LLC, Term Loan B, (TSFR1M + 2.500%) 6.220 11/09/28 1,196,137
TOTAL MATERIALS 1,196,137
MEDIA & ENTERTAINMENT - 4.1%
747,561 (e) Altice France S.A., Term Loan B11, (TSFR3M + 4.125%) 7.798 04/28/28 750,050
1,502,711 (e) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 8.736 10/31/28 1,508,819
1,868,901 (e) Altice France S.A., Term Loan B13, (TSFR3M + 5.375%) 9.048 05/14/29 1,878,442
2,759,530 (e) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
10.603 01/04/29 2,769,713
1,429,000 (e),(f) Discovery Global Holdings Inc, (TBD) TBD TBD 1,433,244
919,371 (e) E.W. Scripps Company (The), Term Loan B2, (TSFR1M +
5.750%)
9.467 06/30/28 921,670
1,400,000 (e),(f) iHeartCommunications, Inc., Term Loan, (TBD) TBD TBD 1,337,000
2,007,449 (e) Radiate Holdco, LLC, FLFO Term Loan, (TSFR1M + 2.500%),
(cash 7.235%, PIK 1.500%)
4.367 09/25/29 1,821,760
8,322,022 (e) WideOpenWest Finance LLC, Super Priority First Out New
Money Term Loan, (TSFR3M + 7.000%)
10.931 12/20/28 8,448,351
1,296,709 (e) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
6.931 12/11/28 1,190,268
TOTAL MEDIA & ENTERTAINMENT 22,059,317
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
991,237 (e) Bausch Health Companies Inc., Term Loan B, (TSFR1M +
6.250%)
9.870 10/08/30 959,295
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 959,295
SOFTWARE & SERVICES - 1.0%
1,000,000 (e) Drake Software, LLC, Term Loan B, (TSFR3M + 4.250%) 7.950 06/26/31 960,250
2,500,000 (e) Rackspace Finance, LLC, First Lien First Out Term Loan,
(TSFR1M + 6.250%)
9.967 05/15/28 2,569,375
2,000,000 (e),(k) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
6.467 05/15/28 1,744,280
500,000 (e),(f) Rocket Software, Inc., Term Loan B, (TBD) TBD TBD 487,787
TOTAL SOFTWARE & SERVICES 5,761,692

Portfolio of Investments May 31, 2026
(continued)
High Yield Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.6%
$ 4,500,000 (e) Connect Holding II LLC, Delayed Draw Term Loan, (TSFR1M +
4.250%)
7.858% 04/03/31 $ 4,295,003
1,800,000 (e) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 5.870 09/20/30 1,786,275
2,930,000 (e) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 6.677 12/07/26 2,522,422
TOTAL TELECOMMUNICATION SERVICES 8,603,700
TRANSPORTATION - 0.4%
2,000,000 (e),(f) American Airlines Inc, (TBD) TBD TBD 1,978,750
TOTAL TRANSPORTATION 1,978,750
UTILITIES - 0.7%
1,482,462 (e) Long Ridge Energy LLC, Term Loan B, (TSFR3M + 4.500%) 8.200 02/19/32 1,490,342
2,500,000 (e) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M +
2.000%)
5.620 04/30/31 2,500,175
TOTAL UTILITIES 3,990,517
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $63,198,358) 63,930,190
TOTAL LONG-TERM INVESTMENTS
(Cost $509,918,851) 517,441,026
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.0%
16,358,817 (l) State Street Navigator Securities Lending Government Money
Market Portfolio
3.670 (m) 16,358,817
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $16,358,817) 16,358,817
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  0.8%
INVESTMENT COMPANIES - 0.8% –
4,411,406 BlackRock Liquidity Funds T-Fund 4.517(n) 4,411,406
TOTAL INVESTMENT COMPANIES
(Cost $4,411,406) 4,411,406
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,411,406) 4,411,406
TOTAL INVESTMENTS - 99.4%
(Cost $530,689,074) 538,211,249
OTHER ASSETS & LIABILITIES, NET -  0.6% 3,400,581
NET ASSETS - 100% $ 541,611,830
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $402,401,754 or 74.8% of Total Investments.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $15,611,618.
(e) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(f) When-issued or delayed delivery security.
(g) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
3.2% of Total Investments.
(h) Perpetual security. Maturity date is not applicable.
(i) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.5% of Total Investments.
(k) Portion of investment purchased on a delayed delivery basis.
(l) Investments made with cash collateral received from securities on loan.
(m) The rate shown is the one-day yield as of the end of the reporting period.
(n) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
High Yield Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ 780,022 $ – $ 780,022
Convertible Bonds – 785,000 – 785,000
Corporate Bonds – 451,945,814 – 451,945,814
Variable Rate Senior Loan Interests – 63,930,190 – 63,930,190
Investments Purchased with Collateral from Securities
Lending 16,358,817 – – 16,358,817
Short-Term Investments:
Investment Companies 4,411,406 – – 4,411,406
$ 20,770,223 $ 517,441,026 $ – $ 538,211,249